UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, 		Place, 			and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	August 5 , 2010

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $138,495

List of Other Included Managers: Not Applicable.

Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1151C101	116	3,000	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	119	4,800	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	3,474	31,800	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	4,508	85,710	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	3,173	87,930	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	84	3,000	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	122	3,000	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	6,263	24,900	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	5,112	209,850	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	94	2,700	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	5,208	77,020	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	4,889	196,050	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109	5,885	164,250	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	149123101	4,484	74,650	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	5,193	243,700	SH	NA	SOLE	NA	SOLE
Cognizant Tech SolutionsCOM	192446102	100	2,000	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	22160K105	4,424	80,680	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	4,650	254,100	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	82	1,800	SH	NA	SOLE	NA	SOLE
Freeport-McMoran	COM	35671D857	4,292	72,590	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	4,986	345,800	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	4,145	9,315	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	108	2,500	SH	NA	SOLE	NA	SOLE
ITT Corporation		COM	450911102	4,314	96,030	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	4,400	35,630	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	4,617	237,400	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	3,666	105,430	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	4,059	68,720	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	5,160	184,300	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	6,480	116,270	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	114	4,100	SH	NA	SOLE	NA	SOLE
Marvell Technology Grp	COM	G5876H105	63	4,000	SH	NA	SOLE	NA	SOLE
McAfee Inc		COM	579064106	58	1,900	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	6,200	94,120	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	3,989	109,990	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	4,212	151,850	SH	NA	SOLE	NA	SOLE
NIKE, Inc. 'B'		COM	654106103	4,891	72,400	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	149	4,000	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	120	1,100	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	120	5,600	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	4,870	79,900	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	88	3,800	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	4,068	71,510	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,344	75,530	SH	NA	SOLE	NA	SOLE
